Share Capital (Narrative) (Details)			1 Months Ended									12 Months Ended
	Jun. 12, 2017 CAD ($) Share $ / shares shares	Nov. 07, 2016 CAD ($) Share $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 CAD ($) Share $ / shares	Jul. 31, 2018 CAD ($) Share $ / shares	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($) Share $ / shares shares	Nov. 30, 2017 CAD ($) Share $ / shares shares	Aug. 16, 2017 CAD ($) Share $ / shares shares	Mar. 31, 2017 CAD ($) Share	Dec. 23, 2016 CAD ($) Share $ / shares shares	Aug. 31, 2019 CAD ($) Share Year shares	Aug. 31, 2018 CAD ($) Share	Aug. 31, 2017 CAD ($) Share	Aug. 31, 2016 Share
Statements [Line Items]
Payments for finder/broker fees, commissions and commitment fees						$ 37,500	$ 75,000			$ 125,000
Payments for other issuance costs						18,668	$ 34,040
Number of warrants issued pursuant to equity offerings | Share				4,575,000								2,687,500	6,550,000
Weighted average exercise price of warrants issued pursuant to equity offerings				$ 0.07								$ 0.120	$ 0.135
Fair value of warrants issued				$ 44,199
Risk free interest rate, warrants				2.18%
Expected life, warrants				3 years
Expected volatility, warrants				35.00%
Deferred flow-through share premium												47,481	52,157	$ 49,467
Deferred Income Tax Recoveries												$ 154,676	$ 218,232	$ 317,468
Applicable tax rate												25.00%	25.10%	25.00%
Number of warrants outstanding | Share												8,257,500	6,580,000	9,990,000	15,713,485
Weighted average remaining contractual life of outstanding warrants | Year												0.7
Warrants required to be issued | Share												20,000
Warrants required to be issued, warrants per installment | Share												10,000
Share options authorised as a percentage of number of issued and outstanding common shares												10.00%
Number of share options exercisable in share-based payment arrangement | Share												6,147,500	7,816,250	7,223,750
Exercisable options, weighted average exercise price												$ 0.17	$ 0.31	$ 0.42
Number of share options exercised in share-based payment arrangement | Share												200,000	50,000
Weighted average exercise price of share options exercised in share-based payment arrangement												$ 0.10	$ 0.11
Weighted average closing market share price of share options exercised in share-based payment arrangement												0.075	0.13
Estimated fair value of options earned												97,222	176,836	254,994
Estimated fair value of options earned capitalized to property, plant and equipment												4,484	1,825	3,172
Estimated fair value of options earned capitalized as exploration and evaluation assets												13,894	25,129	66,082
Estimated fair value of options earned charged to operations as general exploration expenses													596	2,632
Estimated fair value of options earned charged to operations as share based compensation expense												$ 78,844	$ 149,286	$ 183,108
Preferred shares [Member]
Statements [Line Items]
Number of shares authorised | shares												25,000,000
Number of shares issued | shares												950
Number of shares outstanding | shares												145
A1 Warrants [Member]
Statements [Line Items]
Number of warrants issued pursuant to equity offerings | Share										6,900,000
Fair value of warrants issued										$ 236,488
Risk free interest rate, warrants										1.10%
Expected life, warrants										4 years
Expected volatility, warrants										35.00%
Number of warrants outstanding | Share										6,900,000
Weighted average exercise price of warrants outstanding										$ 0.23
B1 Warrants [Member]
Statements [Line Items]
Number of warrants issued pursuant to equity offerings | Share							6,250,000
Weighted average exercise price of warrants issued pursuant to equity offerings							$ 0.15
Fair value of warrants issued							$ 283,525
Risk free interest rate, warrants							1.94%
Expected life, warrants							4 years
Expected volatility, warrants							35.00%
Number of warrants outstanding | Share							6,250,000					6,250,000
Weighted average exercise price of warrants outstanding							$ 0.15					$ 0.15
C1 Warrants [Member]
Statements [Line Items]
Fair value of warrants issued						$ 73,679
Risk free interest rate, warrants						2.00%
Expected life, warrants						4 years
Expected volatility, warrants						35.00%
Number of warrants outstanding | Share												3,750,000
Weighted average exercise price of warrants outstanding												$ 0.125
US$ Warrants [Member]
Statements [Line Items]
Number of warrants outstanding | Share												6,466,513
Weighted average exercise price of warrants outstanding												$ 0.5223
US$ Warrants [Member] | Bottom of range [Member]
Statements [Line Items]
Weighted average exercise price of warrants outstanding												$ 0.5095
Warrants [Member]
Statements [Line Items]
Number of warrants outstanding | Share												4,575,000
Weighted average exercise price of warrants outstanding												$ 0.07
Private Placements Member | Mr. Donald Bubar [Member]
Statements [Line Items]
Number of units issued in an equity offering | Share				1,000,000
Equity Issuance, Price per Unit | $ / shares				$ 0.07
November 2016 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares		4,545,454
Equity issuance, price per share | $ / shares		$ 0.22
Proceeds from issuing shares		$ 1,000,000
Payments for finder/broker fees, commissions and commitment fees		60,000
Payments for other issuance costs		$ 11,351
Number of warrants issued pursuant to equity offerings | Share		272,727
Weighted average exercise price of warrants issued pursuant to equity offerings		$ 0.25
Fair value of warrants issued		$ 12,747
Risk free interest rate, warrants		0.70%
Expected life, warrants		2 years
Expected volatility, warrants		74.00%
Deferred flow-through share premium		$ 181,818
December 2016 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares											2,500,000
Equity issuance, price per share | $ / shares											$ 0.15
Proceeds from issuing shares											$ 375,000
Payments for finder/broker fees, commissions and commitment fees											22,500
Payments for other issuance costs											$ 15,367
Number of warrants issued pursuant to equity offerings | Share											150,000
Weighted average exercise price of warrants issued pursuant to equity offerings											$ 0.15
Fair value of warrants issued											$ 9,189
Risk free interest rate, warrants											0.78%
Expected life, warrants											2 years
Expected volatility, warrants											85.00%
Deferred flow-through share premium											$ 25,000
June 2017 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares	3,400,000
Equity issuance, price per share | $ / shares	$ 0.15
Proceeds from issuing shares	$ 510,000
Payments for finder/broker fees, commissions and commitment fees	30,600
Payments for other issuance costs	$ 23,069
Number of warrants issued pursuant to equity offerings | Share	204,000
Weighted average exercise price of warrants issued pursuant to equity offerings	$ 0.15
Fair value of warrants issued	$ 10,463
Risk free interest rate, warrants	0.83%
Expected life, warrants	2 years
Expected volatility, warrants	66.00%
Deferred flow-through share premium	$ 17,000
August 2017 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares									3,100,000
Equity issuance, price per share | $ / shares									$ 0.145
Proceeds from issuing shares									$ 449,500
Payments for finder/broker fees, commissions and commitment fees									26,970
Payments for other issuance costs									$ 21,908
Number of warrants issued pursuant to equity offerings | Share									186,000
Weighted average exercise price of warrants issued pursuant to equity offerings									$ 0.145
Fair value of warrants issued									$ 7,655
Risk free interest rate, warrants									1.23%
Expected life, warrants									2 years
Expected volatility, warrants									63.00%
Deferred flow-through share premium									$ 46,500
November 2017 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares								3,215,000
Equity issuance, price per share | $ / shares								$ 0.145
Proceeds from issuing shares								$ 1,042,175
Payments for finder/broker fees, commissions and commitment fees								34,560
Payments for other issuance costs								10,192
Weighted average exercise price of warrants issued pursuant to equity offerings								0.16
Deferred flow-through share premium								$ 32,150
Number of units issued in an equity offering | Share								4,800,000
Equity Issuance, Price per Unit | $ / shares								$ 0.12
Unit Price allocated to the share component | $ / shares								0.112
Unit Price allocated to the warrant component | $ / shares								0.008
Share price | $ / shares								0.135
Fair value of warrants issued, value per warrant | $ / shares								$ 0.0193
November 2017 Private Placement [Member] | Mr. Donald Bubar [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares								200,000
November 2017 Private Placement [Member] | Certain directors and officers [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares								305,000
November 2017 Private Placement [Member] | Non-transferrable compensation warrants [Member]
Statements [Line Items]
Number of warrants issued pursuant to equity offerings | Share								288,000
Weighted average exercise price of warrants issued pursuant to equity offerings								$ 0.15
Fair value of warrants issued								$ 14,030
December 2017 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares							3,737,400
Equity issuance, price per share | $ / shares							$ 0.145
Proceeds from issuing shares							$ 541,923
Payments for finder/broker fees, commissions and commitment fees							19,140
Payments for other issuance costs							$ 9,322
Number of warrants issued pursuant to equity offerings | Share							132,000
Weighted average exercise price of warrants issued pursuant to equity offerings							$ 0.15
Fair value of warrants issued							4,475
Deferred flow-through share premium							$ 112,122
July 2018 Private Placement [Member]
Statements [Line Items]
Proceeds from issuance of units					$ 590,000
July 2018 Private Placement [Member] | FT Unit [Member]
Statements [Line Items]
Deferred flow-through share premium					$ 76,650
Number of units issued in an equity offering | Share					3,500,000
Equity Issuance, Price per Unit | $ / shares					$ 0.10
Fair value of the warrant component of the Unit					$ 0.0040
Fair value of flow-through feature of the Flow-Through Unit					$ 0.0250
Flow-Through Unit price allocated to share component | $ / shares					$ 0.0746
Flow-Through Unit price allocated to warrant component | $ / shares					0.0035
Flow-Through Unit price allocated to flow-through feature | $ / shares					0.0219
Canadian exploration expenses amount to be renounced per Flow-Through Unit | $ / shares					$ 0.0999
Applicable tax rate					25.00%
July 2018 Private Placement [Member] | Non-FT Unit [Member]
Statements [Line Items]
Weighted average exercise price of warrants issued pursuant to equity offerings					$ 0.12
Fair value of warrants issued					$ 0.0119
Number of units issued in an equity offering | Share					2,400,000
Equity Issuance, Price per Unit | $ / shares					$ 0.10
Unit Price allocated to the share component | $ / shares					0.0889
Unit Price allocated to the warrant component | $ / shares					0.0111
Share price | $ / shares					$ 0.095
November 2018 Private Placement [Member]
Statements [Line Items]
Weighted average exercise price of warrants issued pursuant to equity offerings				$ 0.12
Fair value of warrants issued				$ 0.003
Number of units issued in an equity offering | Share				5,375,000
Equity Issuance, Price per Unit | $ / shares				$ 0.07
Proceeds from issuance of units				$ 376,250
Unit Price allocated to the share component | $ / shares				$ 0.069
Unit Price allocated to the warrant component | $ / shares				0.001
Share price | $ / shares				0.065
Share price necessary to reduce expiry date of warrants issued | $ / shares				$ 0.16
November 2018 Private Placement [Member] | Mr. Donald Bubar [Member]
Statements [Line Items]
Number of units issued in an equity offering | Share				1,000,000
December 2018 Private Placement [Member]
Statements [Line Items]
Increase (decrease) in number of shares outstanding | shares			10,000,000
Equity issuance, price per share | $ / shares			$ 0.07
Proceeds from issuing shares			$ 700,000
Deferred flow-through share premium			$ 150,000
Compensation warrants 1 [Member]
Statements [Line Items]
Number of warrants outstanding | Share												288,000
Weighted average exercise price of warrants outstanding												$ 0.15
Compensation warrants 2 [Member]
Statements [Line Items]
Number of warrants outstanding | Share												132,000
Weighted average exercise price of warrants outstanding												$ 0.15